RISK MANAGEMENT - Total Market Risk VaR (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 COP ($)
P.A. Wenia
RISK MANAGEMENT
Value at risk		$ 17,200
Market risk
RISK MANAGEMENT
Percentage increase (decrease) in VaR	54.90%
Value at risk	$ 1,697,566		$ 1,096,000
Market risk | P.A. Wenia
RISK MANAGEMENT
Proprietary cryptocurrency portfolio in Wenia		$ 956,300
Market risk | Average
RISK MANAGEMENT
Value at risk	1,439,112		959,831
Market risk | Maximum
RISK MANAGEMENT
Value at risk	1,734,000
Market risk | Minimum
RISK MANAGEMENT
Value at risk	1,182,000
Interest Rate Risk VaR
RISK MANAGEMENT
Value at risk	540,397		405,467
Interest Rate Risk VaR | Average
RISK MANAGEMENT
Value at risk	507,425		418,472
Interest Rate Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	586,194		542,464
Interest Rate Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	433,465		383,914
Foreign Exchange Rate Risk VaR
RISK MANAGEMENT
Value at risk	764,920		332,662
Foreign Exchange Rate Risk VaR | Average
RISK MANAGEMENT
Value at risk	554,900		185,624
Foreign Exchange Rate Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	764,920		374,407
Foreign Exchange Rate Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	364,421		51,410
Equity Risk VaR
RISK MANAGEMENT
Value at risk	360,287		342,024
Equity Risk VaR | Average
RISK MANAGEMENT
Value at risk	351,134		332,443
Equity Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	360,287		347,539
Equity Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	340,363		312,136
Fund Risk VaR
RISK MANAGEMENT
Value at risk	31,962		15,847
Fund Risk VaR | Average
RISK MANAGEMENT
Value at risk	25,653		23,292
Fund Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	31,962		27,923
Fund Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	$ 18,005		$ 15,847